Equity (Details 2) (Detail Text) $ / shares in Units, R$ in Thousands, $ in Millions		12 Months Ended
	Jan. 26, 2018 share $ / shares	Dec. 31, 2022 BRL (R$) share shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 $ / shares	Oct. 30, 2018 USD ($)
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees			R$ 138,665	R$ 3,834
Equity-settled expenses recognized		R$ 127,391	305,408	75,218
Payroll taxes (LTIP)		42,791	61,359	62,293
Net foreign exchange gain				R$ 959
Net foreign exchange loss		677	117
Accumulated gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax		141
Accumulated losses on financial assets measured at fair value through other comprehensive income, net of tax		107
EquityValuationAdjustment		22,372	22,372
Treasury shares		R$ 475,354	R$ 285,011			$ 250
Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
Percentage of stock		3.00%
Shares granted | share		8,169,039,000
Shares outstanding | share		6,545,423,000
Shares granted percentage of total shares		2.50%
Shares issued percentage of total shares		2.00%
Common shares
Disclosure of classes of share capital [line items]
Common Shares | shares		329,608,226
Common shares, per value/$ per shares | $ / shares					$ 0.000025
Class A common shares | Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
share price per share | $/ shares | $ / shares	$ 21.50
LTIP exercised | share	1,823,727